Shareholder Report, Line Graph (Details) 832212_Royce Quant Small-Cap Quality Value ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Jul. 12, 2017	Mar. 31, 2026
Royce Quant Small-Cap Quality Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Royce Quant Small-Cap Quality Value ETF (NAV)
Accumulated Value	$ 16,510	$ 17,939	$ 15,160	$ 16,278	$ 14,894	$ 7,351	$ 10,861	$ 10,819	$ 10,000	$ 19,509
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value	24,709	23,045	17,824	19,497	17,420	10,718	11,794	10,844	10,000	$ 29,178
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000 Index
Accumulated Value	$ 15,664	$ 16,318	$ 13,632	$ 15,421	$ 16,369	$ 8,401	$ 11,052	$ 10,830	$ 10,000	$ 19,694